PROVISIONS AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Contingent liabilities
Contingent liability on legal proceedings	R$ 52,715,650	R$ 58,742,688
Civil
Contingent liabilities
Contingent liability on legal proceedings	38,222,670	44,358,547
Labor
Contingent liabilities
Contingent liability on legal proceedings	3,388,474	3,473,210
Tax
Contingent liabilities
Contingent liability on legal proceedings	8,886,621	8,755,786
Environmental
Contingent liabilities
Contingent liability on legal proceedings	800,151	787,918
Regulatory
Contingent liabilities
Contingent liability on legal proceedings	R$ 1,417,734	R$ 1,367,227